REVENUES AND CONTRACT ACCOUNTING	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUES AND CONTRACT ACCOUNTING

NOTE 8 – REVENUES AND CONTRACT ACCOUNTING

The Company generates revenue from four sources: (1) Technology Systems; (2) AI Technology which is included in the consolidated statements of operations line-item Technology Systems; (3) Technical Support; and (4) Consulting Services which is included in the consolidated statements of operations line-item Services and Consulting.

Contract assets and contract liabilities on uncompleted contracts for revenues recognized over time are as follows:

Contract Assets

Contract assets on uncompleted contracts represent cumulative revenues recognized in excess of billings and/or cash received on uncompleted contracts accounted for under the cost-to-cost input method which recognizes revenue based on the ratio of costs incurred to total estimated costs.

At December 31, 2023 and 2022, contract assets on uncompleted contracts consisted of the following:

	2023	2022
Cumulative revenues recognized	$8,820,256	$5,934,205
Less: Billings or cash received	(8,178,309)	(5,508,483)
Contract Assets	$641,947	$425,722

Contract Liabilities

Contract liabilities on uncompleted contracts represent billings and/or cash received that exceed cumulative revenues recognized on uncompleted contracts accounted for under the cost-to-cost input method.

Contract liabilities on services and consulting revenues represent billings and/or cash received in excess of revenue recognized on service agreements that are not accounted for under the cost-to-cost input method.

The Company expects to recognize all contract liabilities within 12 months from the date of the consolidated balance sheet.

At December 31, 2023 and 2022, contract liabilities on uncompleted contracts consisted of the following:

	2023	2022
Billings and/or cash receipts on uncompleted contracts	$1,264,658	$4,355,470
Less: Cumulative revenues	(199,976)	(4,144,018)
Contract liabilities, technology systems	$1,064,682	$211,452
Contract Liabilities, services and consulting	601,561	746,545
Total Contract Liabilities	$1,666,243	$957,997

Contract liabilities at December 31, 2022 were $957,997; of which $211,452 for technology systems and $721,810 in services and consulting have been recognized as of December 31, 2023.

Disaggregation of Revenue

The Company is following the guidance of ASC 606-10-55-296 and 297 for disaggregation of revenue. Accordingly, revenue has been disaggregated according to the nature, amount, timing and uncertainty of revenue and cash flows. We are providing qualitative and quantitative disclosures.

Qualitative:

1. We have four distinct revenue sources:

a. Technology Systems (Turnkey, engineered projects);

b. AI Technology (Associated maintenance and support services);

c. Technical Support (Licensing and professional services related to auditing of data center assets); and

d. Consulting Services (Predetermined algorithms to provide important operating information to the users of our systems).

2. We currently operate in North America including the USA, Mexico and Canada.

3. Our customers include rail transportation, commercial, government, banking and IT suppliers.

4. Our technology systems and equipment projects fall into two types:

a. Transfer of goods and services are over time.

b. Goods delivered at point in time.

5. Our services & maintenance contracts are fixed price and fall into two duration types:

a. Turnkey engineered projects and professional service contracts that are less than one year in duration and are typically one to two quarters in length; and

b. Maintenance and support contracts ranging from one to five years in length.

Quantitative:

For the Year Ended December 31, 2023

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Major Goods and Service Lines
Turnkey Projects	$3,616,334	$1,694	$—	$—	$3,618,028
Maintenance & Support	2,645,414	76,881	11,353	—	2,733,648
Data Center Auditing Services	—	—	—	—	—
Software License	—	—	—	—	—
Algorithms	—	—	—	1,119,522	1,119,522
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Timing of Revenue Recognition
Goods transferred over time	$3,616,334	$1,694	$—	$—	$3,218,028
Services transferred over time	2,645,414	76,881	11,353	1,119,522	3,853,170
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Quantitative:

For the Year Ended December 31, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets
North America	$13,710,777	$115,443	$237,414	$948,732	$15,012,366

Major Goods and Service Lines
Turnkey Projects	$10,789,693	$9,297	$156,530	$234,772	$11,190,292
Maintenance & Support	2,921,084	106,146	80,884	—	3,108,114
Data Center Auditing Services	—	—	—	—	—
Software License	—	—	—	—	—
Algorithms	—	—	—	713,960	713,960
	$13,710,777	$115,443	$237,414	$948,732	$15,012,366

Timing of Revenue Recognition
Goods transferred over time	$10,789,693	$9,297	$156,530	$234,772	$11,190,292
Services transferred over time	2,921,084	106,146	80,884	713,960	3,822,074
	$13,710,777	$115,443	$237,414	$948,732	$15,012,366

Segment Information

The Company operates in one reportable segment.